Assets and liabilities of disposal group held for sale	12 Months Ended
Dec. 31, 2025
Assets And Liabilities Of Disposal Group Held For Sale [Abstract]
Assets and liabilities of disposal group held for sale
Note 7 – Assets and liabilities of disposal group held for sale

Cluster of operational and pre-construction PV project partnerships in Israel were presented as a disposal group held for sale following the intention of the Company’s management, to sell partial holding in these entities. The sale has been completed during the first quarter of 2025, for additional information please see Note 30A(3). The disposal group of sale is represented in the consolidated statements of financial position at their carrying amount as the fair value less the costs of sell is higher. As of December 31, 2024 the disposal group comprised assets of USD 81,661 thousand less liabilities of USD 46,635 thousand.

Assets of disposal group classified as held for sale

	December 31	December 31
	2025	2024
	USD in thousands	USD in thousands

Cash and cash equivalents	-	5,753
Trade receivables	-	298
Other receivables	-	604
Restricted cash	-	1,826
Fixed assets, net	-	70,186
Right-of-use asset, net	-	2,994

	-	81,661

Liabilities of disposal group classified as held for sale

	December 31	December 31
	2025	2024
	USD in thousands	USD in thousands

Trade payables	-	18
Other payables	-	6,015
Loans from banks and other financial institutions	-	36,975
Loans from non-controlling interests	-	141
Lease liability	-	2,789
Excess of liabilities over assets in investees	-	697

	-	46,635